Standards, Amendments and Interpretation Adopted in 2019 - Details about IFRS 16 effect in Group financial statement (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use	S/ 78,813
Impact of implementation 2019	97,706
Adjustments on contract fees	4,039
Total right-of-use assets	101,745
Cumulative depreciation	(22,958)
Foreign currency translation effect	26
Impact on assets	78,813
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use	59,599
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use	20,211
Machinery [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use	S/ 17,896